Exhibit 99.2

AMERICAN HONDA FINANCE CORPORATION

Honda Auto Receivables 2014-4 Owner Trust

Regulation AB - Item 1100 (b)(3) - Supplemental Historical Information

February 2016

Loss and Cumulative Loss information	Current Month		Cumulative
For Assets Experiencing a Loss:	Units	Amount	Units	Amount
Gross Principal on Defaulted Receivables	17	280,799.21	195	3,504,553.67
Liquidation Proceeds and Recoveries on Defaulted Receivables	53	188,920.53	176	2,017,305.81
Net Loss Amount	17	91,878.68	195	1,487,247.86
Net Loss % of Average Portfolio Balance (Annualized)		0.20%
Cumulative Net Loss % of Initial Balance				0.15%
Average Net Loss of Assets Experiencing a Loss				7,626.91